CONSOLIDATED BALANCE SHEET - GBP (£) £ in Thousands	Jun. 30, 2022	Jun. 30, 2021	[1]	Jun. 30, 2020	[1]
Assets - Non-current
Goodwill	£ 145,916	£ 126,142		£ 56,995
Intangible assets	56,189	62,256		33,112
Property, plant and equipment	21,260	13,324		12,747
Lease right-of-use assets	50,818	57,193		51,134
Deferred tax assets	17,218	20,080		14,750
Financial assets	2,276	363		639
Total	293,677	279,358		169,377
Assets - Current
Trade and other receivables	162,671	118,303		82,614
Corporation tax receivable	2,309	938		2,922
Financial assets	392	563		584
Cash and cash equivalents	162,806	69,884	[2]	101,327	[2]
Total	328,178	189,688		187,447
Total assets	621,855	469,046		356,824
Liabilities - Current
Lease liabilities	11,898	13,543		11,132
Trade and other payables	98,252	78,528		58,599
Corporation tax payable	3,477	4,294		1,449
Contingent consideration	4,183	5,718		1,409
Deferred consideration	10,604	673		3,907
Total	128,414	102,756		76,496
Liabilities - Non-current
Lease liabilities	43,999	50,142		42,233
Deferred tax liabilities	10,826	10,124		5,861
Deferred consideration	1,062	9,370		0
Contingent consideration	4,331	0		0
Other liabilities	500	205		136
Total	60,718	69,841		48,230
Equity
Share capital	1,135	1,114		1,099
Share premium	9,152	247		221
Merger relief reserve	30,003	30,003		25,527
Retained earnings	398,102	278,839		210,409
Other reserves	(5,514)	(13,599)		(3,817)
Investment in own shares	(155)	(155)		(1,341)
Total	432,723	296,449		232,098
Total liabilities and equity	£ 621,855	£ 469,046		£ 356,824

[1]	Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).
[2]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).